Note B - Securities (Details) - Securities Available for Sale (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Note B - Securities (Details) - Securities Available for Sale [Line Items]
Less than 12 Months - Fair Value	$ 33,616
Less than 12 Months - Unrecognized Loss	(882)
Fair Value	33,616
Unrecognized Loss	(882)
US Government-sponsored Enterprises Debt Securities [Member]
Note B - Securities (Details) - Securities Available for Sale [Line Items]
Less than 12 Months - Fair Value	7,841
Less than 12 Months - Unrecognized Loss	(180)
Fair Value	7,841
Unrecognized Loss	(180)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note B - Securities (Details) - Securities Available for Sale [Line Items]
Less than 12 Months - Fair Value	25,775
Less than 12 Months - Unrecognized Loss	(702)
Fair Value	25,775
Unrecognized Loss	$ (702)